UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2017

MFS® BLENDED RESEARCH® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.3%
Aerospace - 3.3%
Northrop Grumman Corp.	82,484	$21,174,458
Textron, Inc.	130,808	6,161,057
United Technologies Corp.	162,350	19,824,559

		$47,160,074
Airlines - 0.7%
United Continental Holdings, Inc. (a)	127,849	$9,620,637

Biotechnology - 4.0%
Biogen, Inc. (a)	68,305	$18,535,245
Celgene Corp. (a)	204,540	26,563,610
Gilead Sciences, Inc.	154,130	10,909,321

		$56,008,176
Business Services - 3.4%
Accenture PLC, “A”	62,228	$7,696,359
DXC Technology Co.	244,511	18,758,884
FleetCor Technologies, Inc. (a)	102,905	14,839,930
Global Payments, Inc.	67,674	6,112,316

		$47,407,489
Cable TV - 3.1%
Charter Communications, Inc., “A” (a)	60,787	$20,476,101
Comcast Corp., “A”	602,330	23,442,684

		$43,918,785
Chemicals - 0.8%
Monsanto Co.	94,291	$11,160,283

Computer Software - 3.1%
Intuit, Inc.	160,937	$21,374,043
Microsoft Corp.	316,359	21,806,626

		$43,180,669
Computer Software - Systems - 4.4%
Apple, Inc.	263,776	$37,989,020
Hewlett Packard Enterprise	843,209	13,988,837
International Business Machines Corp.	34,697	5,337,440
NCR Corp. (a)	114,708	4,684,675

		$61,999,972
Construction - 1.7%
Owens Corning	163,785	$10,960,492
Sherwin-Williams Co.	36,409	12,778,103

		$23,738,595
Consumer Products - 2.5%
Estee Lauder Cos., Inc., “A”	80,068	$7,684,927
Procter & Gamble Co.	321,111	27,984,824

		$35,669,751
Consumer Services - 0.8%
Priceline Group, Inc. (a)	5,895	$11,026,715

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 0.4%
General Electric Co.	224,117	$6,053,400

Electronics - 3.3%
Broadcom Corp.	57,749	$13,458,404
Intel Corp.	702,529	23,703,328
NVIDIA Corp.	60,541	8,751,807

		$45,913,539
Energy - Independent - 4.4%
Anadarko Petroleum Corp.	266,268	$12,072,591
EOG Resources, Inc.	203,809	18,448,791
Phillips 66	257,678	21,307,394
Valero Energy Corp.	141,249	9,528,658

		$61,357,434
Energy - Integrated - 0.6%
Exxon Mobil Corp.	109,461	$8,836,787

Food & Beverages - 3.5%
Archer Daniels Midland Co.	397,805	$16,461,171
Bunge Ltd.	106,638	7,955,195
Mondelez International, Inc.	115,598	4,992,678
Tyson Foods, Inc., “A”	320,095	20,047,550

		$49,456,594
Food & Drug Stores - 1.3%
CVS Health Corp.	224,608	$18,071,960

Gaming & Lodging - 1.7%
Carnival Corp.	125,345	$8,218,872
Royal Caribbean Cruises Ltd.	139,518	15,239,551

		$23,458,423
General Merchandise - 1.1%
Costco Wholesale Corp.	27,530	$4,402,873
Wal-Mart Stores, Inc.	149,114	11,284,948

		$15,687,821
Health Maintenance Organizations - 1.0%
UnitedHealth Group, Inc.	72,962	$13,528,614

Insurance - 5.7%
Allstate Corp.	73,658	$6,514,314
Berkshire Hathaway, Inc., “B” (a)	41,196	6,977,367
Chubb Ltd.	47,829	6,953,380
MetLife, Inc.	393,997	21,646,195
Prudential Financial, Inc.	196,087	21,204,848
Validus Holdings Ltd.	170,671	8,869,772
XL Group Ltd.	187,949	8,232,166

		$80,398,042
Internet - 4.1%
Alphabet, Inc., “A” (a)	19,750	$18,361,180
Alphabet, Inc., “C” (a)	12,342	11,215,546
Facebook, Inc., “A” (a)	190,454	28,754,745

		$58,331,471

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - 1.1%
Electronic Arts, Inc. (a)	151,890	$16,057,811

Machinery & Tools - 1.8%
Illinois Tool Works, Inc.	73,623	$10,546,495
Ingersoll-Rand Co. Ltd., “A”	54,874	5,014,935
United Rentals, Inc. (a)	82,526	9,301,505

		$24,862,935
Major Banks - 5.7%
Bank of America Corp.	1,563,379	$37,927,575
Goldman Sachs Group, Inc.	29,132	6,464,391
JPMorgan Chase & Co.	239,322	21,874,031
Wells Fargo & Co.	245,255	13,589,580

		$79,855,577
Medical & Health Technology & Services - 1.4%
HCA Healthcare, Inc. (a)	229,112	$19,978,566

Medical Equipment - 3.3%
Abbott Laboratories	352,391	$17,129,727
Medtronic PLC	281,480	24,981,350
Stryker Corp.	30,349	4,211,834

		$46,322,911
Network & Telecom - 2.1%
Cisco Systems, Inc.	945,842	$29,604,855

Oil Services - 0.5%
Schlumberger Ltd.	105,407	$6,939,997

Other Banks & Diversified Financials - 4.3%
Citigroup, Inc.	468,710	$31,347,325
Discover Financial Services	322,888	20,080,405
Synchrony Financial	320,444	9,555,640

		$60,983,370
Pharmaceuticals - 4.7%
Allergan PLC	45,082	$10,958,983
Eli Lilly & Co.	306,997	25,265,853
Johnson & Johnson	182,317	24,118,716
Merck & Co., Inc.	88,815	5,692,153

		$66,035,705
Railroad & Shipping - 1.7%
Union Pacific Corp.	217,104	$23,644,797

Real Estate - 2.0%
Alexandria Real Estate Equities, Inc., REIT	70,151	$8,451,091
Mid-America Apartment Communities, Inc., REIT	99,086	10,441,683
Public Storage, Inc., REIT	17,696	3,690,147
Store Capital Corp., REIT	284,900	6,396,005

		$28,978,926

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 1.8%
Domino’s Pizza, Inc.	80,581	$17,045,299
Starbucks Corp.	135,936	7,926,428

		$24,971,727
Specialty Chemicals - 1.6%
Air Products & Chemicals, Inc.	109,893	$15,721,293
Univar, Inc. (a)	228,872	6,683,062

		$22,404,355
Specialty Stores - 4.9%
Amazon.com, Inc. (a)	42,419	$41,061,592
Best Buy Co., Inc.	324,417	18,598,827
Ross Stores, Inc.	172,687	9,969,221

		$69,629,640
Telephone Services - 1.5%
AT&T, Inc.	105,337	$3,974,365
Verizon Communications, Inc.	375,215	16,757,102

		$20,731,467
Tobacco - 2.5%
Altria Group, Inc.	115,387	$8,592,870
Philip Morris International, Inc.	229,776	26,987,191

		$35,580,061
Utilities - Electric Power - 3.5%
AES Corp.	507,018	$5,632,970
Exelon Corp.	575,682	20,764,850
NextEra Energy, Inc.	129,115	18,092,885
PPL Corp.	137,272	5,306,936

		$49,797,641
Total Common Stocks		$1,398,365,572

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.98% (v)	11,057,059	$11,057,059
Total Investments		$1,409,422,631

Other Assets, Less Liabilities - (0.1)%		(1,736,751)
Net Assets - 100.0%		$1,407,685,880

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

6/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,398,365,572	$—	$—	$1,398,365,572
Mutual Funds	11,057,059	—	—	11,057,059
Total Investments	$1,409,422,631	$—	$—	$1,409,422,631

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,179,578,115
Gross unrealized appreciation	246,109,823
Gross unrealized depreciation	(16,265,307)
Net unrealized appreciation (depreciation)	$229,844,516

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,337,627	374,962,624	(372,243,192)	11,057,059

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(453)	$—	$51,877	$11,057,059

6

QUARTERLY REPORT

June 30, 2017

MFS® MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

6/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.0%
Aerospace - 2.4%
L3 Technologies, Inc.	389,889	$65,142,651
Leidos Holdings, Inc.	715,379	36,977,941
Rockwell Collins, Inc.	490,559	51,547,940

		$153,668,532
Airlines - 1.3%
Alaska Air Group, Inc.	335,038	$30,073,011
Delta Air Lines, Inc.	1,021,566	54,898,957

		$84,971,968
Alcoholic Beverages - 0.6%
Molson Coors Brewing Co.	467,841	$40,393,392

Apparel Manufacturers - 1.3%
Hanesbrands, Inc.	1,615,428	$37,413,312
PVH Corp.	417,228	47,772,606

		$85,185,918
Automotive - 2.9%
Delphi Automotive PLC	694,658	$60,886,774
Goodyear Tire & Rubber Co.	1,139,549	39,838,633
Harley-Davidson, Inc.	616,373	33,296,469
LKQ Corp. (a)	1,600,777	52,745,602

		$186,767,478
Broadcasting - 0.7%
Interpublic Group of Companies, Inc.	1,913,519	$47,072,567

Brokerage & Asset Managers - 4.2%
Affiliated Managers Group, Inc.	159,381	$26,434,933
Apollo Global Management LLC, “A”	1,302,991	34,464,112
Invesco Ltd.	991,295	34,883,671
NASDAQ, Inc.	999,727	71,470,483
Raymond James Financial, Inc.	813,298	65,242,766
TD Ameritrade Holding Corp.	1,009,259	43,388,044

		$275,884,009
Business Services - 4.2%
Amdocs Ltd.	792,553	$51,087,966
Brenntag AG	440,127	25,476,375
Fidelity National Information Services, Inc.	722,551	61,705,855
First Data Corp. (a)	1,436,925	26,152,035
Global Payments, Inc.	402,710	36,372,767
Jones Lang LaSalle, Inc.	362,814	45,351,750
Realogy Holdings Corp.	904,810	29,361,085

		$275,507,833
Cable TV - 0.3%
Altice USA, Inc. (a)	626,067	$20,221,964

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 2.4%
Celanese Corp.	613,442	$58,240,183
FMC Corp.	626,056	45,733,391
PPG Industries, Inc.	457,476	50,304,061

		$154,277,635
Computer Software - 1.7%
Check Point Software Technologies Ltd. (a)	377,769	$41,207,043
Sabre Corp.	1,285,636	27,988,296
Symantec Corp.	1,375,595	38,860,559

		$108,055,898
Computer Software - Systems - 2.4%
NCR Corp. (a)	1,133,251	$46,281,971
NICE Systems Ltd., ADR	475,561	37,436,162
Pitney Bowes, Inc.	1,674,328	25,282,353
Verint Systems, Inc. (a)	493,639	20,091,107
Xerox Corp.	909,800	26,138,554

		$155,230,147
Construction - 3.2%
Armstrong World Industries, Inc. (a)	1,048,875	$48,248,250
Owens Corning	841,138	56,288,955
Stanley Black & Decker, Inc.	507,832	71,467,197
Toll Brothers, Inc.	854,833	33,774,452

		$209,778,854
Consumer Products - 1.9%
Coty, Inc., “A”	1,570,571	$29,463,912
Newell Brands, Inc.	1,272,731	68,243,836
Sensient Technologies Corp.	316,903	25,520,199

		$123,227,947
Containers - 2.0%
Berry Global Group, Inc. (a)	845,858	$48,222,365
Graphic Packaging Holding Co.	3,063,284	42,212,054
Sealed Air Corp.	889,046	39,793,699

		$130,228,118
Electrical Equipment - 1.3%
HD Supply Holdings, Inc. (a)	811,493	$24,856,031
Sensata Technologies Holding B.V. (a)	926,430	39,577,090
WESCO International, Inc. (a)	385,271	22,076,028

		$86,509,149
Electronics - 2.2%
Analog Devices, Inc.	581,416	$45,234,165
Keysight Technologies, Inc. (a)	1,272,159	49,525,150
Maxim Integrated Products, Inc.	1,074,583	48,248,777

		$143,008,092
Energy - Independent - 5.2%
Cabot Oil & Gas Corp.	2,043,649	$51,254,717
Cimarex Energy Co.	241,952	22,745,908
Energen Corp. (a)	849,178	41,923,918
EQT Corp.	735,596	43,098,570
Hess Corp.	992,758	43,552,293

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - continued
HollyFrontier Corp.	1,040,224	$28,574,953
Noble Energy, Inc.	513,382	14,528,711
Parsley Energy, Inc., “A” (a)	604,182	16,766,051
PDC Energy, Inc. (a)	615,974	26,554,639
Pioneer Natural Resources Co.	298,261	47,596,490

		$336,596,250
Engineering - Construction - 0.5%
KBR, Inc.	2,307,873	$35,125,827

Entertainment - 0.3%
Madison Square Garden Co., “A” (a)	95,769	$18,856,916

Food & Beverages - 4.4%
Bunge Ltd.	387,151	$28,881,465
Cal-Maine Foods, Inc. (a)(l)	385,484	15,265,166
Coca-Cola European Partners PLC	1,055,679	42,934,465
J.M. Smucker Co.	335,303	39,676,404
Pinnacle Foods, Inc.	1,245,096	73,958,702
TreeHouse Foods, Inc. (a)	500,032	40,847,614
Tyson Foods, Inc., “A”	760,522	47,631,493

		$289,195,309
Food & Drug Stores - 0.4%
Kroger Co.	1,017,810	$23,735,329

Furniture & Appliances - 0.9%
Whirlpool Corp.	313,380	$60,049,876

Gaming & Lodging - 0.6%
Royal Caribbean Cruises Ltd.	379,691	$41,473,648

General Merchandise - 0.3%
Dollar Tree, Inc. (a)	245,869	$17,191,160

Insurance - 7.3%
Arthur J. Gallagher & Co.	779,903	$44,649,447
Everest Re Group Ltd.	229,182	58,347,445
Hanover Insurance Group, Inc.	400,098	35,460,686
Hartford Financial Services Group, Inc.	1,744,846	91,726,554
Lincoln National Corp.	849,420	57,403,804
Unum Group	1,428,368	66,604,800
Validus Holdings Ltd.	869,892	45,208,287
XL Group Ltd.	1,696,454	74,304,685

		$473,705,708
Machinery & Tools - 3.3%
Deere & Co.	410,341	$50,714,044
Eaton Corp. PLC	709,645	55,231,670
Gardner Denver Holdings, Inc. (a)	978,289	21,140,825
ITT, Inc.	985,139	39,582,885
Regal Beloit Corp.	609,061	49,668,925

		$216,338,349

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 3.2%
Comerica, Inc.	919,506	$67,344,619
Huntington Bancshares, Inc.	5,378,845	72,721,984
KeyCorp	3,769,766	70,645,415

		$210,712,018
Medical & Health Technology & Services - 3.1%
AmerisourceBergen Corp.	535,440	$50,615,143
LifePoint Health, Inc. (a)	585,077	39,287,921
MEDNAX, Inc. (a)	448,470	27,074,134
Quest Diagnostics, Inc.	473,128	52,592,908
Universal Health Services, Inc.	257,611	31,449,151

		$201,019,257
Medical Equipment - 4.0%
Dentsply Sirona, Inc.	580,467	$37,637,480
PerkinElmer, Inc.	877,345	59,782,288
Steris PLC	640,467	52,198,061
Teleflex, Inc.	177,402	36,857,040
Zimmer Biomet Holdings, Inc.	595,439	76,454,368

		$262,929,237
Natural Gas - Distribution - 1.1%
NiSource, Inc.	1,209,452	$30,671,703
Sempra Energy	368,432	41,540,708

		$72,212,411
Network & Telecom - 0.5%
Motorola Solutions, Inc.	381,265	$33,070,926

Oil Services - 1.8%
Forum Energy Technologies, Inc. (a)	1,696,895	$26,471,562
Frank’s International N.V.	3,438,088	28,501,750
Oil States International, Inc. (a)	1,002,947	27,230,011
Superior Energy Services, Inc. (a)	1,520,880	15,862,778
U.S. Silica Holdings, Inc.	491,282	17,435,598

		$115,501,699
Other Banks & Diversified Financials - 7.3%
Citizens Financial Group, Inc.	1,858,802	$66,322,055
Discover Financial Services	1,013,785	63,047,289
Element Fleet Management Corp.	2,787,095	19,127,965
Fifth Third Bancorp	3,357,565	87,162,387
M&T Bank Corp.	337,377	54,638,205
New York Community Bancorp, Inc.	1,852,394	24,321,933
Northern Trust Corp.	605,016	58,813,605
SunTrust Banks, Inc.	967,534	54,878,528
Wintrust Financial Corp.	607,303	46,422,241

		$474,734,208
Pollution Control - 0.8%
Clean Harbors, Inc. (a)	971,502	$54,238,957

Railroad & Shipping - 0.7%
Kansas City Southern Co.	458,877	$48,021,478

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - 5.4%
Annaly Mortgage Management, Inc., REIT	2,140,114	$25,788,374
EPR Properties, REIT	636,755	45,763,582
Gramercy Property Trust, REIT	1,278,921	37,996,743
Life Storage, Inc., REIT	739,625	54,806,213
Medical Properties Trust, Inc., REIT	4,553,780	58,607,149
Mid-America Apartment Communities, Inc., REIT	427,198	45,018,125
Sun Communities, Inc., REIT	418,222	36,673,887
Washington Prime Group, Inc., REIT	1,489,725	12,468,998
Weyerhaeuser Co., REIT	1,084,306	36,324,251

		$353,447,322
Restaurants - 0.8%
Aramark	1,304,161	$53,444,518

Specialty Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	1,617,634	$51,828,993
RPM International, Inc.	864,129	47,138,237
Univar, Inc. (a)	1,572,488	45,916,650

		$144,883,880
Specialty Stores - 1.5%
AutoZone, Inc. (a)	34,054	$19,426,445
Express, Inc. (a)	1,242,942	8,389,859
Michaels Co., Inc. (a)	1,296,393	24,009,198
Sally Beauty Holdings, Inc. (a)	1,265,330	25,622,933
Urban Outfitters, Inc. (a)	1,112,704	20,629,532

		$98,077,967
Trucking - 0.9%
Knight Transportation, Inc.	954,066	$35,348,145
Schneider National, Inc.	1,135,797	25,407,779

		$60,755,924
Utilities - Electric Power - 6.5%
AES Corp.	2,790,450	$31,001,900
Ameren Corp.	622,501	34,032,130
Calpine Corp. (a)	2,305,353	31,191,426
CMS Energy Corp.	1,271,422	58,803,268
DTE Energy Co.	589,501	62,363,311
Eversource Energy	936,165	56,834,577
Pinnacle West Capital Corp.	679,272	57,846,804
Public Service Enterprise Group, Inc.	1,201,053	51,657,290
WEC Energy Group, Inc.	694,197	42,609,812

		$426,340,518
Total Common Stocks		$6,401,648,193

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.98% (v)	105,763,293	$105,763,293

Collateral for Securities Loaned - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1% (j)	2,057,160	$2,057,160
Total Investments		$6,509,468,646

Other Assets, Less Liabilities - 0.3%		21,015,310
Net Assets - 100.0%		$6,530,483,956

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,401,648,193	$—	$—	$6,401,648,193
Mutual Funds	107,820,453	—	—	107,820,453
Total Investments	$6,509,468,646	$—	$—	$6,509,468,646

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,350,715,132
Gross unrealized appreciation	1,340,010,105
Gross unrealized depreciation	(181,256,591)
Net unrealized appreciation (depreciation)	$1,158,753,514

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	184,556,979	989,570,673	(1,068,364,359)	105,763,293

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(17,693)	$—	$611,590	$105,763,293

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2017

*	Print name and title of each signing officer under his or her signature.